NOTES PAYABLE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Beginning balance, December 31, 2022	$ 4,108,913	$ 4,606,227	$ 5,017,987
Proceeds		828,080	1,082,231
Payments		(1,045,622)	(1,597,894)
Oher additions			317,880
Debt forgiveness			(306,637)
Foreign currency translation		(279,772)	92,660
Ending balance, December 31, 2023		4,108,913	4,606,227
Notes payable - long-term	(2,088,540)	(1,560,433)	(3,035,341)
Notes payable - short-term	2,763,723	2,548,480	1,570,886
Third Party [Member]
Beginning balance, December 31, 2022	2,557,023	2,511,148	1,505,078
Proceeds	755,720	828,080	1,082,231
Payments	(183,455)	(634,653)	(415,557)
Oher additions		0	0
Debt forgiveness		0	0
Foreign currency translation	110,051	(147,552)	21,516
Ending balance, December 31, 2023	3,239,339	2,557,023	2,511,148
Notes payable - long-term	(1,968,180)	(1,437,798)	(1,549,768)
Notes payable - short-term	1,271,159	1,119,225	961,380
Trade Facility [Member]
Beginning balance, December 31, 2022	1,397,385	1,908,195	3,305,532
Proceeds		0	0
Payments		(388,163)	(1,155,310)
Oher additions		0	0
Debt forgiveness		0	(306,637)
Foreign currency translation	60,075	(122,647)	64,610
Ending balance, December 31, 2023	1,457,460	1,397,385	1,908,195
Notes payable - long-term			(1,327,440)
Notes payable - short-term	1,457,460	1,397,385	580,755
COVID Loans [Member]
Beginning balance, December 31, 2022	154,505	186,884	207,377
Proceeds			0
Payments	(5,060)	(22,806)	(27,027)
Oher additions			0
Debt forgiveness			0
Foreign currency translation	6,019	(9,573)	6,534
Ending balance, December 31, 2023	155,464	154,505	186,884
Notes payable - long-term	(120,360)	(122,635)	(158,133)
Notes payable - short-term	$ 35,104	$ 31,870	$ 28,751